LONG-TERM DEBT - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 0
2016	0
2017	0
2018	208,000
2019	0
Thereafter	600,000
Long-term Debt	$ 808,000	$ 586,000